Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 233,572.83
Previously Paid Amount	0.00
Total Fee Amount	32.26
Total Offset Amount	0.00
Net Fee	$ 32.26